FINANCIAL ASSETS AND LIABILITIES - Summary of Financial Risks and Financial Performance (Detail)	12 Months Ended
Dec. 31, 2022
Currency risk [member] | Cash flow forecasting [member]
Disclosure of financial assets [line items]
Exposure	(i) Future commercial transactions.
Measurement	(i) Cash flow forecasting
Management	Foreign currency.
Interest rate risk [member] | Sensitivity analysis [member]
Disclosure of financial assets [line items]
Exposure	Cash and cash equivalents, securities, loans, financing and debentures, leases and derivative financial instruments.
Measurement	(i) Sensitivity analysis
Management	Interest rate Swap.
Market risk - prices [member] | Cash flow forecasting [member]
Disclosure of financial assets [line items]
Exposure	(i)Future business transactions.
Measurement	(i)Cash flow forecasting
Management	(i)Future price of electricity (purchase and sale)
Credit risk [member]
Disclosure of financial assets [line items]
Exposure	Cash and cash equivalents, marketable securities, trade receivables, derivatives, receivables from related parties, dividends, and investment property
Measurement	(i) Aging analysis by maturity
Management	Availability of lines of credit
Liquidity risk [member] | A Credit Rating [member]
Disclosure of financial assets [line items]
Exposure	Loans, financing and debentures, accounts payable to suppliers, other financial liabilities, REFIS, leases, derivatives, payables to related parties and dividends.
Measurement	(i) Cash flow forecasting
Management	Availability of lines of credit